Short-term loan	12 Months Ended
Dec. 31, 2024
Short-term loan
Short-term loan

12. Short-term loan

The short-term loans as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Short- term loan
Short-term bank borrowings	1,115,721	1,220,957

Short-term bank borrowings

The Group entered into one-year credit facilities with several Chinese commercial banks that provide for revolving line of credit for the Group. Under such credit facilities, the Group can borrow up to RMB3,715,846 and RMB3,890,000 as of December 31, 2023 and 2024, respectively, which can only be used to maintain daily operation.

As of December 31, 2023, the Group had utilized credit facilities in amount of RMB1,115,721, RMB107,196 and RMB183,245 by obtaining short-term bank borrowings, issuance of the letters of guarantee and notes payable, respectively. As such, RMB2,309,684 of the credit facilities was available for future borrowing as of December 31, 2023. The credit facilities expired subsequently in 2024.

As of December 31, 2024, the Group had utilized credit facilities in amount of RMB936,454, RMB133,051 and RMB427,621 by obtaining short-term bank borrowings, issuance of the letters of guarantee and notes payable, respectively. As such, RMB2,392,874 of the credit facilities was available for future borrowing as of December 31, 2024. The credit facilities will expire during the period from January to December 2025.